Document and Entity Information	Dec. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001846576
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	FIGS, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40448
Entity Tax Identification Number	46-2005653
Entity Address, Address Line One	2834 Colorado Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(424)
Local Phone Number	300-8330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	FIGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false